Share capital (Detail) - Stock Options - Number/Weighted Average Exercise Price	3 Months Ended
Mar. 31, 2018 USD ($)
Options Outstanding, Beginning	9,364,433
Options Granted	430,000
Options Forfeited or expired	(2,244,200)
Options Outstanding, End	7,550,233
Weighted Average Exercise Price, Beginning	$ 3,470
Granted, Weighted Average Exercise Price	2,850
Forfeited or expired, Weighted Average Exercise Price	3,730
Weighted Average Exercise Price, End	$ 3,360